Investments Under Resale Agreements and Obligations Under Repurchase Agreements	12 Months Ended
Dec. 31, 2021
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS

NOTE 06

INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS

a)	As of December 31, 2021 and 2020, the Bank does not have investment under resale agreements.

b)	Obligations arising from repurchase agreements

The Bank raises funds by selling financial instruments and committing itself to buy them back at future dates, plus interest at a predetermined rate. As of December 31, 2021 and 2020, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2021				2020
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities from Chilean Government and the Chilean Central Bank:
Chilean Central Bank Bonds	-	-	-	-	-	-	-	-
Chilean Central Bank Notes	76,725	-	-	76,725	461.961	-	-	461.961
Other securities from the Government and the Chilean Central Bank	9,829	-	-	9,829	507.448	-	-	507.448
Subtotal	86,554	-	-	86,554	969.409	-	-	969.409
Instruments from other domestic institutions:
Time deposits in Chilean financial institutions	80	-	-	80	399	-	-	399
Subtotal	80	-	-	80	399	-	-	399
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-	-	-

Total	86,634	-	-	86,634	969,808	-	-	969,808

c)	Below is the detail by portfolio of collateral associated with repurchase agreements as of December 31, 2021 and 2020, valued at fair value:

	As of December 31,
	2021			2020
	Debt instruments at FVOCI	Financial assets held for trading	Total	Debt instruments at FVOCI	Financial assets held for trading	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities:
Chilean Central Bank Bonds	-	-	-	-	-	-
Chilean Central Bank Notes	76,786	-	76,786	461,965	-	461,965
Other securities from the Government and the Chilean Central Bank	9,877	-	9,877	507,543	-	507,543
Subtotal	86,663	-	86,663	969,508	-	969,508
Other Chilean securities:
Time deposits in Chilean financial institutions	80	-	80	399	-	399
Subtotal	80	-	80	399	-	399
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-

Total	86,743	-	86,743	969,907		969,907